SEGMENT INFORMATION - Information about reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Revenue	$ 489,679	$ 472,672	$ 425,772
Segment operating profit/(loss)	0	0	0
Depreciation and amortization (including depreciation from right of use assets)	(6,920)	(6,086)	(6,211)
Impairment loss on financial assets	(140)	(585)	(4,640)
Interest income	145	208	205
Interest expense	(1,766)	(2,168)	(2,399)
Income tax (expense)/benefit	(1,503)	(2,809)	(162)
Capital expenditure	3,345	4,271	4,294
External customers
Disclosure Of Operating Segments [Line Items]
Revenue	489,679	472,672	425,772
Inter-segment
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Cost of sales and selling expenses (excluding depreciation and amortization)	463,130	444,824	405,231
North Asia
Disclosure Of Operating Segments [Line Items]
Revenue	86,293	72,608	58,649
Thailand
Disclosure Of Operating Segments [Line Items]
Revenue	176,862	172,793	166,925
ROW
Disclosure Of Operating Segments [Line Items]
Revenue	226,524	227,271	200,198
Segment operating profit
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	8,773	11,886	8,303
Depreciation and amortization (including depreciation from right of use assets)	(6,840)	(6,005)	(6,132)
Impairment loss on financial assets	(140)	(585)	(4,640)
Interest income	142	204	200
Interest expense	(1,764)	(2,166)	(2,395)
Income tax (expense)/benefit	(1,318)	(2,424)	(645)
Capital expenditure	3,345	4,257	4,291
Segment operating profit | External customers
Disclosure Of Operating Segments [Line Items]
Revenue	489,679	472,672	425,772
Segment operating profit | Inter-segment
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	8
Cost of sales and selling expenses (excluding depreciation and amortization)	463,130	444,824	405,231
Segment operating profit | North Asia
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	304	(445)	1,794
Depreciation and amortization (including depreciation from right of use assets)	(1,626)	(1,509)	(1,506)
Impairment loss on financial assets	(17)	(91)	(10)
Interest income	30	77	103
Interest expense	(73)	(20)	(30)
Income tax (expense)/benefit	(158)	(35)	26
Capital expenditure	502	868	1,952
Segment operating profit | North Asia | External customers
Disclosure Of Operating Segments [Line Items]
Revenue	86,293	72,608	58,649
Segment operating profit | North Asia | Inter-segment
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Cost of sales and selling expenses (excluding depreciation and amortization)	79,841	68,554	55,341
Segment operating profit | Thailand
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	3,441	7,134	(2,119)
Depreciation and amortization (including depreciation from right of use assets)	(3,334)	(3,049)	(3,202)
Impairment loss on financial assets	(88)	(552)	(4,530)
Interest income	90	93	86
Interest expense	(883)	(1,242)	(1,590)
Income tax (expense)/benefit	(301)	(1,036)	(39)
Capital expenditure	2,048	2,799	1,629
Segment operating profit | Thailand | External customers
Disclosure Of Operating Segments [Line Items]
Revenue	176,862	172,793	166,925
Segment operating profit | Thailand | Inter-segment
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	8
Cost of sales and selling expenses (excluding depreciation and amortization)	168,633	160,784	164,712
Segment operating profit | ROW
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	5,028	5,197	8,628
Depreciation and amortization (including depreciation from right of use assets)	(1,880)	(1,447)	(1,424)
Impairment loss on financial assets	(35)	58	(100)
Interest income	22	34	11
Interest expense	(808)	(904)	(775)
Income tax (expense)/benefit	(859)	(1,353)	(632)
Capital expenditure	795	590	710
Segment operating profit | ROW | External customers
Disclosure Of Operating Segments [Line Items]
Revenue	226,524	227,271	200,198
Segment operating profit | ROW | Inter-segment
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Cost of sales and selling expenses (excluding depreciation and amortization)	214,656	215,486	185,178
Corporate adjustments and eliminations
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	0	0	0
Depreciation and amortization (including depreciation from right of use assets)	(80)	(81)	(79)
Impairment loss on financial assets	0	0	0
Interest income	3	4	5
Interest expense	(2)	(2)	(4)
Income tax (expense)/benefit	(185)	(385)	483
Capital expenditure	0	14	3
Corporate adjustments and eliminations | External customers
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Corporate adjustments and eliminations | Inter-segment
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	(8)
Cost of sales and selling expenses (excluding depreciation and amortization)	$ 0	$ 0	$ 0